UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and Address of issuer:

      AllianceBernstein Disciplined Value Fund, Inc.
      1345 Avenue of the Americas
      New York, NY 10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
      box but do not list series or classes):         [X]


3.    Investment Company Act File Number:

      811-09687

      Securities Act File Number:

      333-90261


4(a). Last day of fiscal year for which this Form is filed:

      November 30, 2002

4(b). Check box if this Form is being filed late (i.e., more than
      90 calendar days after the end of the issuer's fiscal
      year).  (See Instruction A.2)                   [   ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be
      filing this Form.                               [   ]


5.    Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):     $169,684,091
                                                     ------------

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:        $105,240,480
                                                     ------------

   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
          to the Commission:                                   $0
                                                     ------------

   (iv)   Total available redemption credits
          [add Items 5(ii) and 5(iii)]:              $105,240,480
                                                     ------------

    (v)   Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                            $64,443,611
                                                     ------------

   (vi)   Redemption credits available for use
          in future years - if Item 5(i) is less
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                     $0
                                                     ------------

  (vii)   Multiplier for determining registration
          fee (See Instruction C.9):                     x.000092
                                                     ------------

 (viii)   Registration fee due [multiply Item
          5(v) by Item 5(vii)] (enter "0"
          if no fee is due):                           =$5,928.82
                                                     ============


6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
      here:    N/A       .  If there is a number of shares or
      other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
      here:                                                   N/A
                                                     ------------


7.    Interest due - if this Form is being filed more than 90
      days after the end of the issuer's fiscal year
      (see Instruction  D):                                 +$N/A
                                                     ------------


8.    Total of the amount of the registration fee
      due plus any interest due [line 5(viii)
      plus line 7]:                                    =$5,928.82
                                                     ============


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
      February 20, 2003

      Method of Delivery:

          [X]    Wire Transfer
          [ ]    Mail or other means



Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*       \s\  Domenick Pugliese
                               -------------------------
                                   Domenick Pugliese
                                   Assistant Secretary

Date:  February 20, 2003
*Please print the name and title of the signing officer below the signature.


00250.0250 #384477